Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Tutorial Services [Member]
Category of Revenue:
Revenue	$ 3,428,931	$ 3,017,545
E-Commerce Services [Member]
Category of Revenue:
Revenue	4,458
Logistic, Consulting Services and Others [Member]
Category of Revenue:
Revenue	274,547	509,053
Category of Revenue [Member]
Category of Revenue:
Total	3,707,936	3,526,598
Services Transferred Over Time [Member]
Category of Revenue:
Revenue	3,486,635	3,317,594
Goods Transferred at a Point in Time [Member]
Category of Revenue:
Revenue	221,301	209,004
Timing of Revenue Recognition [Member]
Category of Revenue:
Total	$ 3,707,936	$ 3,526,598